LAND USE RIGHT (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Land Use Right [Abstract]
Useful life of land use rights	50 years
Commencement date for land use rights	Jan. 01, 2007
Expiration date of land use rights	Dec. 31, 2056
Amortization of land use right	$ 6,692	$ 6,724	$ 6,556